Shareholder Report, Holdings (Details) - C000028818	Oct. 31, 2024
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	5.60%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
893641100 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
H42097107 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	4.90%
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
889478103 | Toll Brothers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Technology
Holdings [Line Items]
Percent of Net Asset Value	35.40%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	89.10%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	10.90%